SCHEDULE OF WARRANTS/OPTIONS ISSUED (Details) - $ / shares		6 Months Ended
		Jun. 30, 2022	Mar. 21, 2022
Deferred Compensation Arrangement with Individual, Excluding Share-Based Payments and Postretirement Benefits [Line Items]
Shares upon Exercise of warrants or options	[1]	864,375,000
Tangiers Investment Group, LLC [Member]
Deferred Compensation Arrangement with Individual, Excluding Share-Based Payments and Postretirement Benefits [Line Items]
Debt Instrument, Interest Rate, Stated Percentage			12.00%
Tangiers Investment Group LLC [Member]
Deferred Compensation Arrangement with Individual, Excluding Share-Based Payments and Postretirement Benefits [Line Items]
Date of issuance	[2]	Mar. 21, 2022
Shares upon Exercise of warrants or options	[2]	125,000,000
Exercise price	[2]	$ 0.0004
Expiration date	[2]	Mar. 21, 2027
Mac Rab LLC [Member]
Deferred Compensation Arrangement with Individual, Excluding Share-Based Payments and Postretirement Benefits [Line Items]
Date of issuance	[3]	Apr. 14, 2022
Shares upon Exercise of warrants or options	[3]	500,000,000
Exercise price	[3]	$ 0.0004
Expiration date	[3]	Apr. 14, 2027
MacRab LLC [Member]
Deferred Compensation Arrangement with Individual, Excluding Share-Based Payments and Postretirement Benefits [Line Items]
Date of issuance	[1]	May 10, 2022
Shares upon Exercise of warrants or options	[1]	74,375,000
Exercise price	[1]	$ 0.0004
Expiration date	[1]	May 10, 2027
Lloyd Spencer [Member]
Deferred Compensation Arrangement with Individual, Excluding Share-Based Payments and Postretirement Benefits [Line Items]
Date of issuance	[4]	Mar. 07, 2022
Shares upon Exercise of warrants or options	[4]	165,000,000
Exercise price	[4]	$ 0.0004
Expiration date	[4]	Mar. 07, 2027

[1]	On May 10, 2022, the Company issued MacRab, LLC (the “Holder”) a Fixed Convertible Promissory Note (the “Note”) in the amount of $33,056. The Note has a term of one (1) year (Maturity date of May 10, 2023) and bears interest at 12% annually. The Note is convertible, in whole or in part, at any time and from time to time before maturity at the option of the Holder at the Fixed Conversion Price of $0.0002 per share. Upon the event of default, the Note shall accrue interest at the rate equal to the lower of 16% per annum or the highest rate permitted by law. The transaction closed on May 10, 2022. In connection with this Note, the Holder was issued five-year warrants to purchase 74,375,000 shares of common stock at an exercise price of $0.0004 per share and 16,527,775 shares of common stock as commitment shares.
[2]	On March 21, 2022, the Company issued Tangiers Investment Group, LLC (the “Holder”) a Fixed Convertible Promissory Note (the “Note”) in the amount of $
[3]	On April 14, 2022, the Company and MacRab, LLC (the “Investor”) entered into a Standby Equity Commitment Agreement (the “Agreement”) whereby the Company shall issue and sell to the Investor, from time to time, up to $5,000,000 of the Company’s common stock. Under the terms of the Agreement, the Purchase Price of the Company’s common stock shall be 88% of the Market Price on the date the Purchase Price is calculated. The Market Price shall mean the average of the two lowest volume weighted average prices of the Company’s common stock during the Valuation Period. The transaction closed on April 14, 2022. In connection with this note, the Holder was issued warrants to purchase 500,000,000 shares of the Company’s Common Stock at $0.0004 per share.
[4]	On March 7, 2022, the Company issued Lloyd Spencer (the “Holder”) a Fixed Convertible Promissory Note (the “Note”) in the amount of $